Notes Payable	12 Months Ended	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013 Unaudited
Notes Payable

Note 12: Notes Payable

The Company has a short-term unsecured note of $100,000 with a 6% annual interest rate, dated March 16, 2012, which was renewed through March 16, 2014. Principal and accrued interest is due on March 16, 2014.  This note is convertible to 100,000 common shares at the conversion price of $1.00 per share after April 11, 2013.  Interest expense for the year ended September 30, 2013 totaled approximately $3,000.

On January 2, 2013, the Company entered into a Valued Added Reseller (VAR) agreement with Amest Corporation located in Rancho Santa Margarita, California. Amest Corporation is engaged in the manufacturing and servicing of medical equipment under a US FDA 510K clearance, with registration number K030275.  As agreed, Amest Corporation would transfer the manufacturing and servicing rights under the FDA clearance to the Company.  The Company is currently in the process of that transfer.  In exchange, the Company will pay cash or issue a $100,000 promissory note to Amest Corporation. The VAR agreement shall expire in one year and is automatically renewed for additional one year, and can be cancelled by either party with a 30 days notification. The Company will also purchase products from Amest Corporation and will re-label, re-sell or distribute such products with the Company's name. Amest is currently the sole supplier to the Company, and the Company effectively has the exclusive right to purchase these products from Amest as the Company has the US patent related to these products. A promissory note in an amount of $100,000 was issued to Amest Corporation prior to the completion of the transfer.

Based on the terms of the VAR agreement, the note payable to Amest Corporation was due in full as of December 31, 2013.  As of the date of this filing, the note has not been paid and the Company is in negotiations with Amest Corporation to extend the term of the note and implement a monthly payment plan to pay down the balance.

Note 11: Notes Payable

The Company has a short-term unsecured note of $100,000 with a 6% annual interest rate, dated March 16, 2012, which was renewed through March 16, 2014. Principal and accrued interest is due on March 16, 2014. This note is convertible to 100,000 common shares at the conversion price of $1.00 per share after April 11, 2013. Interest expense for the three months ended December 31, 2013 and 2012 totaled 1,591and $1,357, respectively.

On January 2, 2013, the Company entered into a Valued Added Reseller (VAR) agreement with Amest Corporation located in Rancho Santa Margarita, California. Amest Corporation is engaged in the manufacturing and servicing of medical equipment under a US FDA 510K clearance, with registration number K030275. As agreed, Amest Corporation would transfer the manufacturing and servicing rights under the FDA clearance to the Company. The Company is currently in the process of that transfer. In exchange, the Company will pay cash or issue a $100,000 promissory note to Amest Corporation. The VAR agreement shall expire in one year and is automatically renewed for an additional one year, and can be cancelled by either party with a 30 days notification. The Company will also purchase products from Amest Corporation and will re-label, re-sell or distribute such products with the Company's name. Amest is currently the sole supplier to the Company, and the Company effectively has the exclusive right to purchase these products from Amest as the Company has the US patent related to these products. A promissory note in an amount of $100,000 was issued to Amest Corporation prior to the completion of the transfer.

Based on the terms of the VAR agreement, the note payable to Amest Corporation was due in full as of December 31, 2013. As of the date of this filing, the note has not been paid and the Company is in negotiations with Amest Corporation to extend the term of the note and implement a monthly payment plan to pay down the balance.